RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 1,356	$ 700